Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100
					Investment Based on
	Summary		Average Summary	Average		Peer Group
	Compensation	Compensation	Compensation	Compensation	Total	Total		Adjusted
	Table Total	Actually Paid	Table Total for	Actually Paid to	Shareholder	Shareholder	Net Income	Diluted
Year	for PEO	to PEO	Non-PEO NEOs	Non-PEO NEOs	Return	Return	$MM	EPS
	($)(a)	($)(b)	($)(c)	($)(d)	($)(e)	($)(f)	($)	($)(g)
2022	$26,287,185	$67,395,343	$9,125,252	$20,275,581	$209.58	$144.53	$11,836	$13.77
2021	23,912,154	66,387,875	11,035,630	24,203,425	168.96	134.15	11,542	11.83
2020	24,007,591	47,010,914	15,221,472	22,524,088	127.61	108.74	4,616	9.76

(a)	The dollar amounts reported are the total compensation reported for Mr. Gonzalez for each fiscal year in the “Total” column of the Summary Compensation Table.

(b)

The dollar amounts reported represent the “compensation actually paid” to Mr. Gonzalez, who served as our PEO for each of fiscal years 2020, 2021 and 2022, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Gonzalez during such fiscal years and are based on valuation assumptions required by the SEC, which are unlikely to reflect actual amounts realized at vesting or exercise (as applicable). In accordance with the requirements of Item 402(v) of Regulation S-K, the reported “Total” in the Summary Compensation Table for the applicable year is adjusted to determine the “compensation actually paid” amount as follows:

(1) The amount reflected in the “Stock Award” and “Option Award” columns of the Summary Compensation Table with respect to each NEO has been deducted from the Summary Compensation Table Total and substituted with an equity award value for each year calculated by adding or subtracting, as applicable, the following: (i) the year-end fair value of any equity awards granted in the applicable fiscal year that are outstanding and unvested as of the end of such year, accounting for any banking of the award resulting from EPS or ROIC performance, as applicable (as reflected in footnote (2) to the Outstanding Equity Awards at Fiscal Year End Table); (ii) the change in fair value from the end of the prior fiscal year of any awards granted in prior fiscal years that are outstanding and unvested as of the end of the applicable fiscal year, accounting for any adjustment based on relative TSR performance on awards for which the performance period ends as of this date (as reflected in footnote (2) to the

Outstanding Equity Awards at Fiscal Year End Table); (iii) for awards granted in prior fiscal years that vested in the applicable fiscal year, the amount equal to the change in value as of the vesting date (from the end of the prior fiscal year); and (iv) the dollar value of dividends accrued on equity awards in the applicable year prior to the vesting date (excluding option awards, which do not carry dividend equivalent rights) that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable fiscal year. The valuation assumptions used to calculate fair values on equity awards other than options are the same as those disclosed at the time of grant. Stock option awards are valued using a Black-Scholes model at the time of grant (as disclosed in footnote (2) to the Summary Compensation Table on page 51) with subsequent fair value calculations performed using a Lattice model.

The amounts in the following table represent each of the amounts deducted and added to the equity award values for Mr. Gonzalez for the applicable year for purposes of computing the “compensation actually paid” amounts appearing in column (b) of the pay versus performance table:

			Grant Date	Year-end	Change in	Change in
		Total Equity	Fair Value of	Fair Value of	Fair Value as of	Fair Value as of
		Value	Equity Awards	Equity Awards	Year-End of Any	the Vesting Date	Total
		Reflected in	Granted	Granted	Prior Year	of Any Prior Year	Equity Value
		Summary	During	During	Awards that	Awards that	Reflected in
		Compensation	Applicable	Applicable	Remain Unvested	Vested During	Compensation
Year	PEO Name	Table	Year	Year	as of Year-End	Applicable Year	Actually Paid
2022	Richard A. Gonzalez	$18,899,727	$(18,899,727)	$30,610,960	$24,678,951	$4,696,417	$59,986,328
2021	Richard A. Gonzalez	15,708,337	(15,708,337)	35,539,956	22,280,118	342,511	58,162,585
2020	Richard A. Gonzalez	14,426,658	(14,426,658)	28,865,235	9,959,203	(107,328)	38,717,110

(2) The pension benefit value reported in the “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year is adjusted to account for the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Gonzalez during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP.

The amounts in the following table represent each of the amounts deducted and added to the change in pension value for Mr. Gonzalez for the applicable year for purposes of computing the “compensation actually paid” amounts appearing in column (b) of the pay versus performance table:

		Total Change
		in Pension				Prior	Total Change in
		Value Reflected	Change in	Service Costs		Service Costs	Pension Value
		in the Summary	Pension Value	Attributable		Introduced	Reflected in
		Compensation	for the	to the		During the	Compensation
Year	PEO Name	Table	Applicable Year	Applicable Year		Applicable Year	Actually Paid
2022	Richard A. Gonzalez	$0	$0	$21,557	$	N/A	$21,557
2021	Richard A. Gonzalez	0	0	21,474		N/A	21,474
2020	Richard A. Gonzalez	1,307,025	(1,307,025)	19,896		N/A	19,896

(c)

The dollar amounts reported represent the average of the amounts reported for AbbVie’s named executive officers (NEOs) as a group (excluding the CEO) in the “Total” column of the Summary Compensation Table in each applicable fiscal year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, R. Michael, S. Reents, L. Schumacher, J. Stewart and A. Saleki-Gerhardt; (ii) for 2021, R. Michael, L. Schumacher, M. Severino and J. Stewart; and (iii) for 2020, R. Michael, L. Schumacher, C. Alban and M. Severino.

(d)

The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the CEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the NEOs as a group (excluding the CEO) during such fiscal years and are based on valuation assumptions required by the SEC, which are unlikely to reflect actual amounts realized at vesting or exercise (as applicable). The average total compensation for the NEOs as a group (excluding the CEO) for each year was adjusted using the same methodology described above in footnote (b) to determine the compensation actually paid.

The amounts in the following table represent the average of the amounts deducted and added to the equity award values for AbbVie’s named executive officers (NEOs) as a group (excluding the CEO) for the applicable year for purposes of computing the “compensation actually paid” amounts appearing in column (d) of the pay versus performance table:

			Grant Date	Year-end	Change in	Change in
		Total Equity	Fair Value of	Fair Value of	Fair Value as of	Fair Value as of
		Value	Equity Awards	Equity Awards	Year-End of Any	the Vesting Date	Total
		Reflected in	Granted	Granted	Prior Year	of Any Prior Year	Equity Value
		Summary	During	During	Awards that	Awards that	Reflected in
		Compensation	Applicable	Applicable	Remain Unvested	Vested During	Compensation
Year	NEO Names	Table	Year	Year	as of Year-End	Applicable Year	Actually Paid
2022	See footnote (c)	$5,525,171	$(5,525,171)	$8,474,891	$6,752,661	$1,177,799	$16,405,351
2021	See footnote (c)	4,877,159	(4,877,159)	11,034,439	8,140,820	118,835	19,294,094
2020	See footnote (c)	7,084,422	(7,084,422)	14,174,651	3,264,437	(27,650)	17,411,438

The amounts in the following table represent each of the amounts deducted and added to the change in pension value for AbbVie’s named executive officers (NEOs) as a group (excluding the CEO) for the applicable year for purposes of computing the “compensation actually paid” amounts appearing in column (d) of the pay versus performance table:

		Total Change
		in Pension				Prior	Total Change in
		Value Reflected	Change in	Service Costs		Service Costs	Pension Value
		in the Summary	Pension Value	Attributable		Introduced	Reflected in
		Compensation	for the	to the		During the	Compensation
Year	NEO Names	Table	Applicable Year	Applicable Year		Applicable Year	Actually Paid
2022	See footnote (c)	$178,790	$(178,790)	$448,940	$	N/A	$448,940
2021	See footnote (c)	1,825,826	(1,825,826)	576,686		N/A	576,686
2020	See footnote (c)	3,557,054	(3,557,054)	532,653		N/A	532,653

(e)

Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between AbbVie’s share price at the end and the beginning of the measurement period by AbbVie's share price at the beginning of the measurement period.

(f)

Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the NYSE Arca Pharmaceutical Index, our peer group used for purposes of Item 201(e) of Regulation S-K.

(g)

As required by Item 402(v) of Regulation S-K, AbbVie has determined that Adjusted Diluted EPS is the Company Selected Measure, as it is the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to AbbVie’s NEOs to company performance for the most recently completed fiscal year.

Company Selected Measure Name	Adjusted Diluted EPS
Named Executive Officers, Footnote [Text Block]

(c)

The dollar amounts reported represent the average of the amounts reported for AbbVie’s named executive officers (NEOs) as a group (excluding the CEO) in the “Total” column of the Summary Compensation Table in each applicable fiscal year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, R. Michael, S. Reents, L. Schumacher, J. Stewart and A. Saleki-Gerhardt; (ii) for 2021, R. Michael, L. Schumacher, M. Severino and J. Stewart; and (iii) for 2020, R. Michael, L. Schumacher, C. Alban and M. Severino.

Peer Group Issuers, Footnote [Text Block]

(f)

Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the NYSE Arca Pharmaceutical Index, our peer group used for purposes of Item 201(e) of Regulation S-K.

PEO Total Compensation Amount	$ 26,287,185	$ 23,912,154	$ 24,007,591
PEO Actually Paid Compensation Amount	$ 67,395,343	66,387,875	47,010,914
Adjustment To PEO Compensation, Footnote [Text Block]

(b)

The dollar amounts reported represent the “compensation actually paid” to Mr. Gonzalez, who served as our PEO for each of fiscal years 2020, 2021 and 2022, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Gonzalez during such fiscal years and are based on valuation assumptions required by the SEC, which are unlikely to reflect actual amounts realized at vesting or exercise (as applicable). In accordance with the requirements of Item 402(v) of Regulation S-K, the reported “Total” in the Summary Compensation Table for the applicable year is adjusted to determine the “compensation actually paid” amount as follows:

(1) The amount reflected in the “Stock Award” and “Option Award” columns of the Summary Compensation Table with respect to each NEO has been deducted from the Summary Compensation Table Total and substituted with an equity award value for each year calculated by adding or subtracting, as applicable, the following: (i) the year-end fair value of any equity awards granted in the applicable fiscal year that are outstanding and unvested as of the end of such year, accounting for any banking of the award resulting from EPS or ROIC performance, as applicable (as reflected in footnote (2) to the Outstanding Equity Awards at Fiscal Year End Table); (ii) the change in fair value from the end of the prior fiscal year of any awards granted in prior fiscal years that are outstanding and unvested as of the end of the applicable fiscal year, accounting for any adjustment based on relative TSR performance on awards for which the performance period ends as of this date (as reflected in footnote (2) to the

Outstanding Equity Awards at Fiscal Year End Table); (iii) for awards granted in prior fiscal years that vested in the applicable fiscal year, the amount equal to the change in value as of the vesting date (from the end of the prior fiscal year); and (iv) the dollar value of dividends accrued on equity awards in the applicable year prior to the vesting date (excluding option awards, which do not carry dividend equivalent rights) that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable fiscal year. The valuation assumptions used to calculate fair values on equity awards other than options are the same as those disclosed at the time of grant. Stock option awards are valued using a Black-Scholes model at the time of grant (as disclosed in footnote (2) to the Summary Compensation Table on page 51) with subsequent fair value calculations performed using a Lattice model.

The amounts in the following table represent each of the amounts deducted and added to the equity award values for Mr. Gonzalez for the applicable year for purposes of computing the “compensation actually paid” amounts appearing in column (b) of the pay versus performance table:

			Grant Date	Year-end	Change in	Change in
		Total Equity	Fair Value of	Fair Value of	Fair Value as of	Fair Value as of
		Value	Equity Awards	Equity Awards	Year-End of Any	the Vesting Date	Total
		Reflected in	Granted	Granted	Prior Year	of Any Prior Year	Equity Value
		Summary	During	During	Awards that	Awards that	Reflected in
		Compensation	Applicable	Applicable	Remain Unvested	Vested During	Compensation
Year	PEO Name	Table	Year	Year	as of Year-End	Applicable Year	Actually Paid
2022	Richard A. Gonzalez	$18,899,727	$(18,899,727)	$30,610,960	$24,678,951	$4,696,417	$59,986,328
2021	Richard A. Gonzalez	15,708,337	(15,708,337)	35,539,956	22,280,118	342,511	58,162,585
2020	Richard A. Gonzalez	14,426,658	(14,426,658)	28,865,235	9,959,203	(107,328)	38,717,110

(2) The pension benefit value reported in the “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year is adjusted to account for the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. Gonzalez during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP.

The amounts in the following table represent each of the amounts deducted and added to the change in pension value for Mr. Gonzalez for the applicable year for purposes of computing the “compensation actually paid” amounts appearing in column (b) of the pay versus performance table:

		Total Change
		in Pension				Prior	Total Change in
		Value Reflected	Change in	Service Costs		Service Costs	Pension Value
		in the Summary	Pension Value	Attributable		Introduced	Reflected in
		Compensation	for the	to the		During the	Compensation
Year	PEO Name	Table	Applicable Year	Applicable Year		Applicable Year	Actually Paid
2022	Richard A. Gonzalez	$0	$0	$21,557	$	N/A	$21,557
2021	Richard A. Gonzalez	0	0	21,474		N/A	21,474
2020	Richard A. Gonzalez	1,307,025	(1,307,025)	19,896		N/A	19,896

Non-PEO NEO Average Total Compensation Amount	$ 9,125,252	11,035,630	15,221,472
Non-PEO NEO Average Compensation Actually Paid Amount	$ 20,275,581	24,203,425	22,524,088
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(d)

The dollar amounts reported represent the average amount of “compensation actually paid” to the NEOs as a group (excluding the CEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the NEOs as a group (excluding the CEO) during such fiscal years and are based on valuation assumptions required by the SEC, which are unlikely to reflect actual amounts realized at vesting or exercise (as applicable). The average total compensation for the NEOs as a group (excluding the CEO) for each year was adjusted using the same methodology described above in footnote (b) to determine the compensation actually paid.

The amounts in the following table represent the average of the amounts deducted and added to the equity award values for AbbVie’s named executive officers (NEOs) as a group (excluding the CEO) for the applicable year for purposes of computing the “compensation actually paid” amounts appearing in column (d) of the pay versus performance table:

			Grant Date	Year-end	Change in	Change in
		Total Equity	Fair Value of	Fair Value of	Fair Value as of	Fair Value as of
		Value	Equity Awards	Equity Awards	Year-End of Any	the Vesting Date	Total
		Reflected in	Granted	Granted	Prior Year	of Any Prior Year	Equity Value
		Summary	During	During	Awards that	Awards that	Reflected in
		Compensation	Applicable	Applicable	Remain Unvested	Vested During	Compensation
Year	NEO Names	Table	Year	Year	as of Year-End	Applicable Year	Actually Paid
2022	See footnote (c)	$5,525,171	$(5,525,171)	$8,474,891	$6,752,661	$1,177,799	$16,405,351
2021	See footnote (c)	4,877,159	(4,877,159)	11,034,439	8,140,820	118,835	19,294,094
2020	See footnote (c)	7,084,422	(7,084,422)	14,174,651	3,264,437	(27,650)	17,411,438

The amounts in the following table represent each of the amounts deducted and added to the change in pension value for AbbVie’s named executive officers (NEOs) as a group (excluding the CEO) for the applicable year for purposes of computing the “compensation actually paid” amounts appearing in column (d) of the pay versus performance table:

		Total Change
		in Pension				Prior	Total Change in
		Value Reflected	Change in	Service Costs		Service Costs	Pension Value
		in the Summary	Pension Value	Attributable		Introduced	Reflected in
		Compensation	for the	to the		During the	Compensation
Year	NEO Names	Table	Applicable Year	Applicable Year		Applicable Year	Actually Paid
2022	See footnote (c)	$178,790	$(178,790)	$448,940	$	N/A	$448,940
2021	See footnote (c)	1,825,826	(1,825,826)	576,686		N/A	576,686
2020	See footnote (c)	3,557,054	(3,557,054)	532,653		N/A	532,653

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Comparison of “Compensation Actually Paid” to TSR

The chart below demonstrates that the “compensation actually paid” amounts shown for Mr. Gonzalez and average “compensation actually paid” to the other NEOs is aligned with AbbVie’s cumulative TSR over the three years presented in the pay versus performance table. The alignment of compensation actually paid with AbbVie’s cumulative TSR over the period presented reflects that a significant portion of the compensation actually paid to Mr. Gonzalez and to the other NEOs is comprised of equity awards. Moreover, AbbVie’s executive compensation philosophy and design is fundamentally based on a commitment to align pay and performance.

Compensation Actually Paid vs. Net Income [Text Block]

Comparison of “Compensation Actually Paid” to Net Income

AbbVie’s net income was approximately $4.6 billion in 2020, $11.5 billion in 2021 and $11.8 billion in 2022.  Mr. Gonzalez’s “compensation actually paid” was approximately $47 million, $66 million and $67 million in the corresponding years and the average “compensation actually paid” to AbbVie’s other NEOs was approximately $22.5 million, $24 million and $20 million in each of those years, respectively. AbbVie’s net income has steadily increased over the three years presented in the pay versus performance table, indicating alignment between “compensation actually paid” to Mr. Gonzalez and the other NEOs (on average) and AbbVie's net income during this period.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Comparison of “Compensation Actually Paid” to Company-Selected Measure (Adjusted Diluted EPS)

AbbVie’s annualized adjusted diluted EPS was $9.76 in 2020, $11.83 in 2021 and $13.77 in 2022.  Mr. Gonzalez’s “compensation actually paid” was approximately $47 million, $66 million and $67 million in the corresponding years and the average “compensation actually paid” to AbbVie’s other NEOs was approximately $22.5 million, $24 million and $20 million in each of those years, respectively. While AbbVie uses numerous financial and non-financial performance measures for the purpose of evaluating performance for our compensation programs, we have determined that adjusted diluted EPS is the financial performance measure that, in AbbVie’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to NEOs, for the most recently completed fiscal year, to AbbVie’s performance.  AbbVie places significant emphasis on achieving positive EPS outcomes because it reflects strong operating dynamics in the underlying business, which is imperative for sustained long-term growth.

Total Shareholder Return Vs Peer Group [Text Block]

Comparative Analysis of the Pay versus Performance Table

AbbVie’s compensation program is designed to attract and retain executives whose talents and contributions sustain long-term growth by aligning their interests with the drivers of stockholder returns and supporting their achievement of AbbVie’s primary business goals. AbbVie considers several performance measures to ensure executives are incentivized to accomplish these objectives, many of which are not presented in the pay versus performance table. The charts and descriptions below explain the relationship between the columns presented in the pay versus performance table.

AbbVie TSR versus Peer Group TSR

The graph below shows AbbVie’s cumulative TSR over the three-year period ending with December 31, 2022 as compared to the NYSE Arca Pharmaceutical Index. AbbVie’s cumulative TSR consistently outperformed our peer group during the three years presented in the table. Additionally, AbbVie is committed to a robust return of capital to stockholders with an increase of 270% in its quarterly dividend since 2013 as part of a balanced and disciplined capital allocation program, contributing to our strong cumulative TSR.

Tabular List [Table Text Block]

Most Important Performance Measures

The performance measures that AbbVie uses in our executive compensation program are selected based on the objective of incentivizing NEOs to achieve long-term, sustainable growth in stockholder value. As required by

Item 402(v) of Regulation S-K, we have identified the following financial performance measures as being the most important in linking actual compensation paid to executives to AbbVie’s performance.

Adjusted Diluted Earnings Per Share
Adjusted Relative Return on Invested Capital
Adjusted Return on Assets
Non-GAAP Income Before Taxes
Non-GAAP Operating Margin
Platform Revenue
Total Shareholder Return

Total Shareholder Return Amount	$ 209.58	168.96	127.61
Peer Group Total Shareholder Return Amount	144.53	134.15	108.74
Net Income (Loss)	$ 11,836,000,000	$ 11,542,000,000	$ 4,616,000,000
Company Selected Measure Amount	13.77	11.83	9.76
PEO Name	Mr. Gonzalez
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Diluted Earnings Per Share
Non-GAAP Measure Description [Text Block]

(g)

As required by Item 402(v) of Regulation S-K, AbbVie has determined that Adjusted Diluted EPS is the Company Selected Measure, as it is the most important financial performance measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to AbbVie’s NEOs to company performance for the most recently completed fiscal year.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Relative Return on Invested Capital
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Return on Assets
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Income Before Taxes
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Operating Margin
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Platform Revenue
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
PEO [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	$ 18,899,727	$ 15,708,337	$ 14,426,658
Pension	0	0	1,307,025
PEO [Member] | Grant Date Fair Value of Equity Awards Granted During Applicable Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(18,899,727)	(15,708,337)	(14,426,658)
PEO [Member] | Total Equity Value Reflected in Compensation Actually Paid
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	59,986,328	58,162,585	38,717,110
PEO [Member] | Year-end Fair Value of Equity Awards Granted During Applicable Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	30,610,960	35,539,956	28,865,235
PEO [Member] | Change in Fair Value as of Year-End of Any Prior Year Awards that Remain Unvested as of Year-End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	24,678,951	22,280,118	9,959,203
PEO [Member] | Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,696,417	342,511	(107,328)
PEO [Member] | Total Change in Pension Value Reflected in Compensation Actually Paid
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	21,557	21,474	19,896
PEO [Member] | Service Costs Attributable to the Applicable Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	21,557	21,474	19,896
PEO [Member] | Change in Pension Value for the Applicable Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(1,307,025)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Equity Awards	5,525,171	4,877,159	7,084,422
Pension	178,790	1,825,826	3,557,054
Non-PEO NEO [Member] | Grant Date Fair Value of Equity Awards Granted During Applicable Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,525,171)	(4,877,159)	(7,084,422)
Non-PEO NEO [Member] | Total Equity Value Reflected in Compensation Actually Paid
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	16,405,351	19,294,094	17,411,438
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted During Applicable Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,474,891	11,034,439	14,174,651
Non-PEO NEO [Member] | Change in Fair Value as of Year-End of Any Prior Year Awards that Remain Unvested as of Year-End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	6,752,661	8,140,820	3,264,437
Non-PEO NEO [Member] | Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,177,799	118,835	(27,650)
Non-PEO NEO [Member] | Total Change in Pension Value Reflected in Compensation Actually Paid
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	448,940	576,686	532,653
Non-PEO NEO [Member] | Service Costs Attributable to the Applicable Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	448,940	576,686	532,653
Non-PEO NEO [Member] | Change in Pension Value for the Applicable Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (178,790)	$ (1,825,826)	$ (3,557,054)